Plan Merger (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Plan Merger [Line Items]
Net transfer of assets into Plan (Note 9)	$ 0	$ 1,919,898